Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,884)	$ (274)	¥ (58,596)	¥ (68,898)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	1,197	174	5,227	6,355
Provision for inventories obsolescence/(reversal)	358	52	154	(223)
Allowance for expected credit loss/(reversal)	137	20	(332)	(116)
Interest expense of other debts			5,974	5,058
Amortization of right-of-use assets	2,690	390	9,502	17,948
Interest of lease liabilities	87	13	318	199
Investment loss	(5,928)	(859)	(61)	(1,820)
Share of results of equity investees	(242)	(35)	22	(50)
Discount on the ordinary shares issued by public offering				5,943
Loss/(gain) on disposal of property and equipment and intangible assets	(168)	(24)	(463)	46
Loss on disposal of other debts	(10,435)	(1,513)		1,425
Gain/(loss) from disposal of a subsidiary	(13,001)	(1,885)		(49)
Share-based compensation expense	5	1	81	679
Fair value change of derivative liabilities	(5)	(1)	(5,716)	1,034
Deferred tax expense	1,201	174	(801)	(907)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	2,660	386	21,260	27,179
Inventories	8,166	1,184	15,135	26,540
Prepayments and other current assets	(2,053)	(297)	(26,650)	11,491
Amounts due from related parties	1,409	204	(13,253)	2,413
Operating lease liabilities	(2,702)	(392)	(10,114)	(17,977)
Accounts payable	(11,254)	(1,631)	(4,635)	(31,501)
Salary and welfare payable	(458)	(66)	(1,056)	(3,893)
Accrued liabilities and other current liabilities	(320)	(46)	(4,272)	(4,766)
Amounts due to related parties				(471)
Contract liabilities	1,062	154	189	(2,892)
Other non-current assets	186	27	1,255	1,825
Net cash used in operating activities	(29,292)	(4,244)	(66,832)	(25,428)
Cash flows from investing activities:
Loan advanced to third parties	(2,066)	(300)	(701)	(3,194)
Repayments on loan receivables from third parties	1,214	176	2,898	4,206
Loan advanced to related parties	(680)	(99)	(1,989)	(4,779)
Repayments on loan receivables from related parties	230	33	1,952	3,196
Disposal of subsidiaries, net of cash and cash equivalents acquired	10,190	1,477		(37)
Decrease/(increase) in short-term investments, net			(4,000)	69,797
Purchase of intangible assets			(9)	(36)
Purchase of property and equipment	(1,060)	(154)	(3,299)	(527)
Proceeds from disposal of property and equipment	211	31	357	213
Deposits to be used in connection with future acquisitions			29,090	(29,090)
Disposal of long-term investments	15,687	2,274	300	8,065
Net cash generated from investing activities	23,726	3,438	24,599	47,814
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings	19,000	2,754	31,510	15,000
Repayments of short-term and long-term borrowings	(12,000)	(1,740)	(37,660)	(86,049)
Proceeds from issuance of other debts, net of issuance costs			9,783	8,786
Repayments of other debts	(15,000)	(2,175)	(10,000)	(6,818)
Proceeds from exercise of share option				29
Proceeds from issuance of ordinary shares, net of issuance costs	24,334	3,528	14,517	35,920
Net cash flows (used in) /generated from financing activities	16,334	2,367	8,150	(33,132)
Net (decrease)/ increase in cash and cash equivalents	10,768	1,561	(34,083)	(10,746)
Cash and cash equivalents at beginning of year	38,659	5,604	72,722	89,850
Effects of exchange rate changes on cash and cash equivalents			20	(6,382)
Cash and cash equivalents at end of year	49,427	7,165	38,659	72,722
Supplemental schedule of non-cash investing and financing activities:
Accretion on redeemable non-controlling interests	(509)	(74)	(841)	(766)
Unpaid cash consideration for business acquisitions	(2,938)	(426)	(2,938)	(2,938)
Additional ASC 842 supplemental disclosure:
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	2,702	392	10,114	17,977
Right-of-use assets obtained in exchange for operating lease obligations	¥ 4,369	$ 633	¥ 3,635	¥ 4,545